Equity and Equity-Based Compensation - Preferred Dividends Unpaid (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends in arrears | $	$ 1,262
Preferred stock dividends in arrears (in dollars per share) | $ / shares	$ 0.53
Series F Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends in arrears | $	$ 2,212
Preferred stock dividends in arrears (in dollars per share) | $ / shares	$ 0.46
Series G Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends in arrears | $	$ 2,858
Preferred stock dividends in arrears (in dollars per share) | $ / shares	$ 0.46
Series H Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends in arrears | $	$ 1,781
Preferred stock dividends in arrears (in dollars per share) | $ / shares	$ 0.47
Series I Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends in arrears | $	$ 2,531
Preferred stock dividends in arrears (in dollars per share) | $ / shares	$ 0.47